Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment			¥ 437
Carrying amounts of investments in equity method investees		¥ 2,542	2,219
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		35,664	32,648
Interest-earning deposits in other banks		39,157	43,210
Call loans and funds sold		877	896
Receivables under resale agreements		11,266	5,726
Receivables under securities borrowing transactions		3,113	9,269
Investment securities		4,188	3,684	[1],[2]
Loans, net of allowance for credit losses	[3]	117,029	116,272
Other financial assets	[4]	6,954	7,000
Deposits, Non-interest-bearing		29,649	29,862
Deposits, Interest-bearing		163,249	165,831
Total deposits		192,898	195,693
Call money and funds purchased		2,344	2,453
Payables under repurchase agreements		25,604	18,135
Payables under securities lending transactions		1,900	8,170
Due to trust account		3,029	3,386
Other short-term borrowings		6,923	6,617
Long-term debt		27,622	26,861
Other financial liabilities		6,961	6,642
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		35,664	32,648
Interest-earning deposits in other banks		39,157	43,210
Call loans and funds sold		877	896
Receivables under resale agreements		11,266	5,726
Receivables under securities borrowing transactions		3,113	9,269
Investment securities		4,198	3,797	[1],[2]
Loans, net of allowance for credit losses	[3]	117,598	117,753
Other financial assets	[4]	6,954	7,000
Deposits, Non-interest-bearing		29,649	29,862
Deposits, Interest-bearing		163,248	165,825
Total deposits		192,897	195,687
Call money and funds purchased		2,344	2,453
Payables under repurchase agreements		25,604	18,135
Payables under securities lending transactions		1,900	8,170
Due to trust account		3,029	3,386
Other short-term borrowings		6,923	6,617
Long-term debt		27,589	26,919
Other financial liabilities		6,961	6,642
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		35,664	32,648
Investment securities		1,189	1,197	[1],[2]
Loans, net of allowance for credit losses	[3]	4	3
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		39,157	43,210
Call loans and funds sold		877	896
Receivables under resale agreements		11,266	5,726
Receivables under securities borrowing transactions		3,113	9,269
Investment securities		1,131	1,051	[1],[2]
Loans, net of allowance for credit losses	[3]	284	330
Other financial assets	[4]	6,954	7,000
Deposits, Non-interest-bearing		29,649	29,862
Deposits, Interest-bearing		163,248	165,825
Total deposits		192,897	195,687
Call money and funds purchased		2,344	2,453
Payables under repurchase agreements		25,604	18,135
Payables under securities lending transactions		1,900	8,170
Due to trust account		3,029	3,386
Other short-term borrowings		6,923	6,617
Long-term debt		27,589	26,919
Other financial liabilities		6,961	6,642
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		1,878	1,549	[1],[2]
Loans, net of allowance for credit losses	[3]	¥ 117,310	¥ 117,420

[1]	Excludes cost-method investments of ¥437 billion at March 31, 2018, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis at March 31, 2018. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,219 billion and ¥2,542 billion at March 31, 2018 and September 30, 2018, respectively.